Loan impairment provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Off-Balance Sheet Exposures
Loan impairment provisions
ECL provisions	£ 100	£ 100
Contingent Liability
Loan impairment provisions
ECL (release)/charge	(5)	(34)
Financial assets (Other)
Loan impairment provisions
Financial Assets	30,895	46,145
ECL (release)/charge	3	3
FVOCI
Loan impairment provisions
ECL provisions	3	5
FVOCI | Financial assets (Other)
Loan impairment provisions
ECL (release)/charge	0	(2)
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
Financial Assets	377,153	369,827
ECL provisions	£ 3,434	£ 3,806
Expected Credit Loss, Provision Coverage	0.91%	1.03%
ECL (release)/charge	£ 337	£ (1,173)
Amounts written off	482	876
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individual
Loan impairment provisions
Amounts written off	168	455
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collective
Loan impairment provisions
Amounts written off	314	421
Cash at central banks | Financial assets (Other)
Loan impairment provisions
Financial Assets	143,300	176,300
Debt securities | Financial assets (Other)
Loan impairment provisions
Financial Assets	29,900	44,900
Business loans
Loan impairment provisions
ECL provisions	3,434	3,806
Stage 1 | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
Financial Assets	325,224	330,824
ECL provisions	£ 632	£ 302
Expected Credit Loss, Provision Coverage	0.19%	0.09%
ECL (release)/charge	£ (290)	£ (1,317)
Stage 2 | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
Financial Assets	46,833	33,981
ECL provisions	£ 1,043	£ 1,478
Expected Credit Loss, Provision Coverage	2.23%	4.35%
ECL (release)/charge	£ 393	£ (164)
Stage 3 | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
Financial Assets	5,096	5,022
ECL provisions	£ 1,759	£ 2,026
Expected Credit Loss, Provision Coverage	34.52%	40.34%
ECL (release)/charge	£ 234	£ 308
Stage 3 | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individual
Loan impairment provisions
Financial Assets	1,121	1,215
ECL provisions	287	363
ECL (release)/charge	54	20
Stage 3 | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collective
Loan impairment provisions
Financial Assets	3,975	3,807
ECL provisions	1,472	1,663
ECL (release)/charge	£ 180	£ 288